Annual Total Returns- Vanguard European Stock Index Fund (Investor) [BarChart] - Investor - Vanguard European Stock Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.60%)	20.80%	24.70%	(6.67%)	(2.00%)	(0.80%)	26.82%	(14.86%)	24.06%	6.30%